Share-Based Compensation - Summary of Share Units (Deferred share units) (Parenthetical) (Detail) - Deferred Share Units [Member] - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current Liabilities [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share based transaction	$ 2	$ 3
Other Long Term Liabilities [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share based transaction	$ 8	$ 11